Significant Accounting Policies - Property and Equipment (Details)	6 Months Ended
Jun. 30, 2017
Computers and software
Property, Plant and Equipment [Line Items]
Useful life	4 years
Equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture
Property, Plant and Equipment [Line Items]
Useful life	5 years